Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Tax Identification Number	20-1915682
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	746 North Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32934
City Area Code	(844)
Local Phone Number	714-2224
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true